Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	$ 61,949,434	$ (70,256,226)	$ (467,579,332)
Current Tax
Current Tax	44,422,055	16,813,520	17,315,158
Deferred Tax
Deferred taxes	(30,745,061)	(15,644,866)	(20,039,088)
Income tax expense (benefit)	13,676,994	1,168,654	(2,723,930)
PRC
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	125,404,634	(32,340,085)	(3,029,769)
Current Tax
Current Tax	44,386,281	16,813,520	17,257,121
Deferred Tax
Deferred taxes	(30,745,061)	(15,644,866)	(20,039,088)
Other
Income (loss) Before Income Taxes:
Income (loss) before taxes and equity in affiliates	(63,455,200)	(37,916,141)	(464,549,563)
Current Tax
Current Tax	$ 35,774		$ 58,037